Business Combinations	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Combinations
3.	BUSINESS COMBINATIONS

Business combinations in 2018:

During the year ended December 31, 2018, the Company completed several business combinations, to complement its existing businesses and achieve synergies. The acquired entities individually and in aggregate were in significant. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition dates.

	RMB	US$
	(In millions)
Purchase consideration	2,378	346

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,545	225
Intangible assets, net	1,424	207
Deferred tax liabilities	(292)	(42)
Pre-existing equity interests	(1,651)	(240)
Noncontrolling interests	(1,312)	(191)
Redeemable noncontrolling interests (Note 16)	(698)	(102)
Goodwill	3,362	489

	2,378	346

The aggregate purchase price allocation includes acquisition of certain acquirees, which were equity method investees of the Company prior to the acquisitions. In aggregate, a re-measurement gain relating to the Company’s pre-existing equity interest of RMB630 million (US$92 million) was recognized during the year ended December 31, 2018. The Company applied the equity method of accounting by recognizing its share of the profit or loss in these equity method investees up to their respective dates of acquisition.

Goodwill, which is non-deductible for tax purpose, is primarily attributable to the synergies expected to be achieved from the acquisitions.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Company’s consolidated results of operations.

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of independent third party valuation firms. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are all private companies, the fair value estimates of pre-existing equity method investments or noncontrolling interests are based on significant inputs that market participants would consider, which mainly include (a) discount rates, (b) a projected terminal values based on future cash flows (c) financial multiples of companies in the same industries and (d) adjustments for lack of control or lack of marketability.